IMPAIRMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Packaging Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 170,163	R$ 170,163
Cash Flow Period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
Gross Margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Cost updating	Update of costs based on historical data of each product and incorporation of the impacts of the business restructuring
Perpetuity growth rate	No growth	No growth
Discount rate, in real terms	9.42%	11.89%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 3.31% reduction in volume or a 0.48% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized
Long Steel Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 454,209	R$ 453,133
Cash Flow Period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
Gross Margin	Gross margin update based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth	No growth
Discount rate, in real terms	4.00%	4.14%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A reduction of 23% in volume or 4.7% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized
Mining Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 3,236,402	R$ 3,236,402
Cash Flow Period	2026 to 2066	2025 to 2066
Gross Margin	Reflects cost projection based on the progress of the mining plan as well as project startup and operational ramp-up. Prices and exchange rates projected according to sector reports
Cost updating	Update of costs based on historical data, advancement of the mining plan as well as startup and ramp-up of projects
Perpetuity growth rate	Without perpetuity	Without perpetuity
Discount rate, in real terms	8.69%	11.10%
Measurement of recoverable value	FVLCD	FVLCD
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 23% reduction in volume or an 11% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized